Financial Risk Management - Sensitivity Analysis for Types of Market Risk (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Equity	$ 10,519	$ (5,710)	$ (9,044)	$ (17,876)	$ 2,839
10% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	200	402	642
10% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	(200)	(402)	(642)
US [Member] | 10% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	(954)	(1,509)	(1,196)
US [Member] | 10% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	954	1,509	1,196
AUD [Member] | 10% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	(5)	(805)	86
AUD [Member] | 10% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	5	805	(86)
GBP [Member] | 10% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	(1)	(175)	34
GBP [Member] | 10% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	1	175	(34)
EUR [Member] | 10% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	(32)	(136)	186
EUR [Member] | 10% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	32	136	(186)
HKD [Member] | 10% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	(1)	(14)	1
HKD [Member] | 10% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 1	$ 14	$ (1)